Organization	12 Months Ended
Dec. 31, 2025
Description of Organization and Business Operations [Abstract]
Organization
1. Organization
Description of the Business
BridgeBio Oncology Therapeutics, Inc. (“BBOT,” the “Company,” “we,” “our,” or “us”), formerly known as Helix Acquisition Corp. II (“Helix”), is a clinical-stage biopharmaceutical company advancing a next-generation pipeline of novel small molecule therapeutics targeting RAS and Phosphoinositide
3-kinase
(“PI3K”) malignancies. BBOT is headquartered in South San Francisco, California.
de-SPAC
Transaction
On February 28, 2025, TheRas Inc. (“Legacy BBOT”), a privately held Delaware corporation, entered into a definitive business combination agreement (“Business Combination Agreement”) with Helix, a publicly traded special purpose acquisition company (“SPAC”) listed on Nasdaq under the ticker symbol “HLXB.”
On August 11, 2025 (the “Closing”), Helix II Merger Sub, Inc., a wholly-owned subsidiary of Helix, merged with and into Legacy BBOT, with Legacy BBOT surviving the merger as a wholly-owned subsidiary of Helix (“Merger”). In connection with the Merger, Helix changed its name to BridgeBio Oncology Therapeutics, Inc., and the combined company became listed on Nasdaq under the new ticker symbol “BBOT”
(“de-SPAC
Transaction”). Immediately prior to the closing of the
de-SPAC
Transaction, Helix issued and sold shares of its common stock to investors in a private placement financing for an aggregate purchase price of $260.9 million (“PIPE Financing”).
The
de-SPAC
Transaction was accounted for as a reverse recapitalization with Legacy BBOT being the accounting acquirer, and Helix identified as the acquired company for accounting purposes (see Note 3). Accordingly, prior to the Closing, all historical financial information presented in the consolidated financial statements represents the balances and activity of Legacy BBOT. At the Closing, each outstanding share of Legacy BBOT common stock was exchanged for shares of BBOT common stock based on a ratio of approximately 0.0889 (“Consideration Ratio”). For periods prior to the Closing, the reported share and per share information has been retroactively adjusted to reflect the Consideration Ratio.
Material Related Party Transactions
BridgeBio Pharma, Inc. is a commercial-stage biopharmaceutical company founded to discover, create, test, and deliver transformative medicines to treat patients who suffer from genetic diseases. BridgeBio Pharma, Inc. and its controlled entities (collectively, “BridgeBio Pharma”) were related parties of Legacy BBOT prior to the Closing and remained related parties of the Company after the Closing. As discussed in Note 13, the Company had material related party transactions with BridgeBio Pharma during the periods presented in these consolidated financial statements.
Basis of Presentation and Principles of Consolidation
These consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”). All costs, as well as assets and liabilities directly associated with the Company’s business activity, are included in the consolidated financial statements. In connection with the de-SPAC
Transaction, as the successor entity following the Closing, BBOT became the reporting entity and consolidates the balances and activity of Legacy BBOT. The financial information presented in these consolidated financial statements reflects the balances and results of operations of the combined entity post-Merger. Prior to the Closing, all references to BBOT or the Company are related to the balances and activity of Legacy BBOT. All intercompany balances have been eliminated in consolidation.

From its inception through the issuance of the Series B on April 30, 2024, Legacy BBOT had been majority-owned and controlled by BridgeBio Pharma. Prior to April 30, 2024, the Company operated as part of BridgeBio Pharma. From inception through April 30, 2024, these consolidated financial statements have been derived from BridgeBio Pharma’s historical accounting records and are presented on a carve-out
basis. The consolidated statement of operations includes allocations of certain general and administrative expenses to the Company from BridgeBio Pharma. The allocations have been determined on a reasonable basis. The related transactions are discussed further in Note 13. Following the Series B issuance, no individual investor or related party group held a controlling financial interest in the Company, and BBOT has operated independently from BridgeBio Pharma. Subsequent to April 30, 2024 and prior to the de-SPAC
Transaction, the financial information included in these consolidated financial statements relates to Legacy BBOT on a standalone basis.
Liquidity
Since its inception through December 31, 2025, the Company has incurred net losses. As of December 31, 2025, the Company had an accumulated deficit of $356.6 million and incurred net losses of $134.0 million and $74.3 million during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, the Company had a balance of cash, cash equivalents, and marketable securities of $425.5 million. The Company believes that its existing cash, cash equivalents, and marketable securities will be sufficient to support operations for at least one year from the issuance date of these consolidated financial statements.
The Company expects to incur additional losses and negative cash flows for the foreseeable future as it continues its research and development efforts, advances its product candidates through preclinical and clinical development, enhances its approach and programs, expands its product pipeline, seeks regulatory approval, prepares for commercialization, hires additional personnel, protects its intellectual property, operates as a public company, and grows its business. The Company will need to raise additional capital to support its continuing operations and pursue its long-term business plan, including the development and commercialization of its product candidates if approved. Financing activities may include, but are not limited to, public or private equity offerings, debt financings, potential collaborations, licensing agreements, or other sources. Such activities are subject to significant risks and uncertainties.